Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Current assets
Cash and cash equivalents	R$ 3,938,951	R$ 5,002,004	R$ 4,274,158
Financial investments and hedging instruments	2,853,106	1,283,498	1,412,587
Trade receivables	4,069,307	3,861,325	3,177,112
Reseller financing	367,262	286,569	211,055
Inventories	3,354,532	3,513,710	2,781,377
Recoverable taxes	639,699	664,954	382,361
Recoverable income and social contribution taxes	257,182	216,630	159,411
Dividends receivable	1,064	11,137	8,616
Other receivables	58,561	44,025	20,573
Receivables - insurer's indemnification			366,678
Prepaid expenses	187,570	150,046	123,883
Contractual assets with customers - exclusive rights	484,473	456,213	448,316
Current assets	16,211,707	15,490,111	13,366,127
Non-current assets
Financial investments and hedging instruments	202,349	84,426	15,104
Trade receivables	81,569	46,301	49,601
Reseller financing	348,268	283,690	177,484
Related parties	490	490	490
Deferred income and social contribution taxes	514,187	614,061	459,618
Recoverable taxes	747,180	234,700	146,753
Recoverable income and social contribution taxes	105,602	78,542	35,864
Escrow deposits	881,507	822,660	778,770
Indemnification asset - business combination	194,719	202,352
Other receivables	1,411	7,918	2,678
Prepaid expenses	399,095	346,886	222,518
Contractual assets with customers - exclusive rights	1,034,004	1,046,147	989,768
Total long term assets	4,510,381	3,768,173	2,878,648
Investments
In joint-ventures	101,954	122,061	116,142
In associates	24,338	25,341	22,731
Other	2,795	2,792	2,814
Total investments	129,087	150,194	141,687
Property, plant, and equipment, net	7,278,865	6,637,826	5,796,418
Intangible assets, net	2,369,355	2,238,042	1,891,636
Noncurrent assets	14,287,688	12,794,235	10,708,389
Total assets	30,499,395	28,284,346	24,074,516
Current liabilities
Loans and hedging instruments	2,007,430	1,819,766	1,821,398
Debentures	263,718	1,681,199	651,591
Finance leases	2,849	2,710	2,615
Trade payables	2,551,607	2,155,498	1,709,563
Trade payables-agreement	180,070
Salaries and related charges	428,192	388,118	362,718
Taxes payable	268,005	221,529	168,386
Dividends payable	284,024	338,845	320,883
Income and social contribution taxes payable	55,477	86,836	139,981
Post-employment benefits	45,655	30,059	24,940
Provision for asset retirement obligation	4,382	4,799	4,563
Provision for tax, civil, and labor risks	77,822	64,550	52,694
Trade payables - customers and third parties' indemnification	3,501	72,216	99,863
Other payables	137,494	125,150	102,714
Deferred revenue	26,572	18,413	22,300
Current liabilities	6,336,798	7,009,688	5,484,299
Non-current liabilities
Loans and hedging instruments non-current	6,487,400	6,113,545	6,800,135
Debentures	6,401,535	3,927,569	2,095,290
Finance leases	43,217	45,805	46,101
Related parties	4,071	4,185	4,272
Deferred income and social contribution taxes	9,297	83,642	7,645
Post-employment benefits	204,160	207,464	119,811
Provision for asset retirement obligation	50,285	59,975	73,001
Provision for tax, civil, and labor risks	865,249	861,246	727,088
Deferred revenue	11,850	12,896	12,510
Subscription warrants - indemnification	123,095	171,459	153,429
Other payables	162,409	162,834	74,884
Noncurrent liabilities	14,362,568	11,650,620	10,114,166
Equity
Share capital	5,171,752	5,171,752	3,838,686
Equity instrument granted	4,309	536
Capital reserve	542,400	549,778	552,038
Treasury shares	(485,383)	(482,260)	(483,879)
Revaluation reserve on subsidiaries	4,712	4,930	5,339
Profit reserves	4,099,092	3,629,851	4,383,965
Valuation adjustments	(63,989)	154,824	(23,987)
Cumulative translation adjustments	65,857	53,061	7,519
Additional dividends to the minimum mandatory dividends	109,355	163,742	165,515
Equity attributable to:
Shareholders of the Company	9,448,105	9,246,214	8,445,196
Non-controlling interests in subsidiaries	351,924	377,824	30,855
Total equity	9,800,029	9,624,038	8,476,051
Total liabilities and equity	R$ 30,499,395	R$ 28,284,346	R$ 24,074,516